Other Comprehensive Income or Loss (Tables)	12 Months Ended
Feb. 24, 2018
Stockholders' Equity Note [Abstract]
Schedule of Changes in the Accumulated Other Comprehensive Income or Loss
Changes in the AOCI balance by component are shown below (in millions):

	Fiscal 2017
	Total	Interest rate swaps	Pension and Post-retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(12.8)	$(28.1)	$79.7	$(66.1)	$1.7
Other comprehensive income before reclassifications	207.0	33.7	143.1	23.7	6.5
Amounts reclassified from Accumulated other comprehensive income	90.9	32.4	(21.3)	84.9	(5.1)
Tax expense	(94.0)	(19.1)	(29.6)	(43.6)	(1.7)
Current-period other comprehensive income (loss), net	203.9	47.0	92.2	65.0	(0.3)
Ending AOCI balance	$191.1	$18.9	$171.9	$(1.1)	$1.4

	Fiscal 2016
	Total	Interest rate swaps	Pension and Post-retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(112.7)	$(67.5)	$(2.3)	$(45.6)	$2.7
Other comprehensive income (loss) before reclassifications	68.6	1.4	102.8	(34.2)	(1.4)
Amounts reclassified from Accumulated other comprehensive income	53.0	50.5	2.5	—	—
Tax (expense) benefit	(21.7)	(12.5)	(23.3)	13.7	0.4
Current-period other comprehensive income (loss), net	99.9	39.4	82.0	(20.5)	(1.0)
Ending AOCI balance	$(12.8)	$(28.1)	$79.7	$(66.1)	$1.7